Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of LIFO inventory	86.10%	87.40%
Inventory, LIFO Reserve	$ 117.1	$ 114.1
Effect of LIFO inventory liquidation on income	$ 16.7